EFH Bankruptcy Proceedings	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
EFH Bankruptcy Proceedings [Abstract]
EFH BANKRUPTCY PROCEEDINGS

2.   EFH BANKRUPTCY PROCEEDINGS

On the EFH Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries at the time, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the US Bankruptcy Code.  The Oncor Ring-Fenced Entities are not parties to the EFH Bankruptcy Proceedings.  We believe the “ring-fencing” measures discussed above mitigate our potential exposure to the EFH Bankruptcy Proceedings.  See Note 1 and below for further information regarding the EFH Bankruptcy Proceedings and the proposed change in control of our indirect majority owner in connection with such proceedings.

The US Bankruptcy Code automatically enjoined, or stayed, us from judicial or administrative proceedings or filing of other actions against our affiliates or their property to recover, collect or secure our claims arising prior to the EFH Petition Date.  Following the EFH Petition Date, EFH Corp. received approval from the bankruptcy court to pay or otherwise honor certain prepetition obligations generally designed to stabilize its operations.  Included in the approval were the obligations owed to us representing our prepetition electricity delivery fees.  As of the EFH Petition Date, we estimated that our receivables from the Texas Holdings Group totaled approximately $129 million.  As of September 30, 2016, we had collected $128 million of the prepetition amount.  We estimate any potential pre-tax loss resulting from the EFH Bankruptcy Proceedings to be immaterial.  A provision for uncollectible accounts from affiliates had not been established as of September 30, 2016.  As discussed below, the New Plan of Reorganization (defined below) provided for a spin-off of the TCEH Debtors from EFH Corp.  As a result of this spin-off, Reorganized TCEH and its subsidiaries, including Luminant and TXU Energy, ceased to be affiliates of ours as of October 3, 2016.

The EFH Bankruptcy Proceedings continue to be a complex litigation matter and the full extent of potential impacts on us remain unknown.  We will continue to evaluate our affiliate transactions and contingencies throughout the EFH Bankruptcy Proceedings to determine any risks and resulting impacts on our results of operations, financial statements and cash flows.

See Note 10 for details of Oncor’s related-party transactions with members of the Texas Holdings Group.

Potential Change in Indirect Ownership of Oncor

As part of the EFH Bankruptcy Proceedings, the bankruptcy court confirmed the Debtors’ Sixth Amended Plan of Reorganization by order dated December 9, 2015.  In general, among other things, the Sixth Amended Plan of Reorganization provided for a series of transactions to be effected pursuant to a merger and purchase agreement (Hunt Merger and Purchase Agreement) with an investor group consisting of certain unsecured creditors of TCEH and an affiliate of Hunt Consolidated, Inc. (Hunt), as well as certain other investors designated by Hunt (collectively, the Hunt Investor Group), that would have led to a significant change in the indirect equity ownership of Oncor.

The Debtors and certain creditors entered into a Plan Support Agreement (as amended, Plan Support Agreement) that provided for, among other things, their respective obligations to act and/or support Plans of Reorganization. On May 1, 2016, certain first lien creditors of TCEH delivered a written notice (Plan Support Termination Notice) to the Debtors and the other parties to the Plan Support Agreement notifying such parties of the occurrence of a Plan Support Termination Event (as defined in the Plan Support Agreement).  The delivery of the Plan Support Agreement Termination Notice caused the Sixth Amended Plan of Reorganization to become null and void.

On May 1, 2016, following receipt of the Plan Support Termination Notice, EFH Corp. and EFIH delivered a written notice (Merger and Purchase Agreement Termination Notice) to the Hunt Investor Group notifying the Hunt Investor Group that EFH Corp. and EFIH terminated the Hunt Merger and Purchase Agreement. The termination of the Hunt Merger and Purchase Agreement also caused the automatic termination (without the necessity of further action) of (i) certain agreements defining the investment obligations of certain Hunt Investor Group members, and (ii) a letter agreement between Oncor and the Hunt Investor Group.

Following the occurrence of the Plan Support Termination Event as described above, the Debtors filed a new joint Plan of Reorganization (New Plan of Reorganization) pursuant to Chapter 11 of the Bankruptcy Code and a related disclosure statement with the bankruptcy court on May 1, 2016.

In connection with the Sixth Amended Plan of Reorganization, EFH Corp. took the position that, unless the Hunt Investor Group had otherwise acquired, or entered into a definitive agreement with Texas Transmission for the acquisition of the equity interest in Oncor held by Texas Transmission at the consummation of the transactions, certain of EFH Corp.’s  rights contained in the Investor Rights Agreement (Investor Rights Agreement), dated November 2008 among Oncor and certain of its direct and indirect equity holders, including EFH Corp. and Texas Transmission, would require Texas Transmission to sell its equity interest in Oncor to the Hunt Investor Group. In this regard, in October 2015, EFH Corp. filed a complaint against Texas Transmission alleging breach of Texas Transmission’s obligations under the Investor Rights Agreement for failing to agree to sell its equity interest in Oncor and, if found to be a valid drag right and a valid IPO Conversion (as defined in the Investor Rights Agreement), to cooperate with an IPO Conversion.

The Hunt Investor Group intervened in the pending litigation.  On May 20, 2016, following the Plan Support Termination Notice, the bankruptcy court issued an order dismissing the action and related motions and retaining jurisdiction related to the interpretation and implementation of such order.  We cannot predict the ultimate outcome of any subsequent litigation relating to the Investor Rights Agreement and the impact of such litigation, particularly in light of the transactions discussed below.

The New Plan of Reorganization provides that the confirmation and effective date of the New Plan of Reorganization with respect to the TCEH Debtors may occur (and on October 3, 2016, it did occur) separate from, and independent of, the confirmation and effective date of the New Plan of Reorganization with respect to the EFH Debtors. The New Plan of Reorganization, subject to certain conditions and required regulatory approvals, provides for, among other things:

•

with respect to the TCEH Debtors, either (a) a tax-free spin-off from EFH Corp., including a transaction that will result in a partial step-up in the tax basis of certain TCEH assets distributed to a newly formed entity wholly owned by TCEH, or (b) a taxable transaction that results in the assets of the TCEH Debtors being distributed to a newly formed entity wholly owned by Reorganized TCEH (TCEH Transactions), and

•

with respect to the EFH Debtors, the reorganization of EFH Corp. and EFIH (Reorganized EFH) either pursuant to (a) an equity investment (which may be from existing creditors or third-party investors) or (b) pursuant to a standalone plan of reorganization, in which creditors receive shares of common stock of Reorganized EFH.

Solely as it pertains to the TCEH Debtors, the disclosure statement was approved by the bankruptcy court.  The bankruptcy court confirmed the New Plan of Reorganization with respect to the TCEH Debtors on August 26, 2016, and it became effective by its terms, and the Reorganized TCEH Spin-Off occurred effective October 3, 2016.

On July 29, 2016, (i) the EFH Debtors entered into a Plan Support Agreement (NEE Plan Support Agreement) with NextEra Energy, Inc. (NEE)  to effect an agreed upon restructuring of the EFH Debtors pursuant to an amendment to the  New Plan of Reorganization (Amended New Plan) and (ii) EFH Corp. and EFIH entered into an Agreement and Plan of Merger (NEE Merger Agreement) with NEE and EFH Merger Co., LLC (Merger Sub), a wholly-owned subsidiary of NEE. Pursuant to the NEE Merger Agreement, at the effective time of the Amended New Plan with respect to the EFH Debtors, EFH Corp. will merge with and into Merger Sub (NEE Merger) with Merger Sub surviving as a wholly owned subsidiary of NEE.

In August 2016, the EFH Debtors filed a motion seeking bankruptcy court approval of entry into the NEE Merger Agreement, a related termination fee and the NEE Plan Support Agreement. The NEE Merger Agreement includes various conditions precedent to consummation of the transactions contemplated thereby, including, among others, a condition that certain approvals and rulings be obtained, including from, among others, the PUCT and the IRS and a condition that the TCEH Transactions have occurred. NEE will not be required to consummate the NEE Merger if, among other items, the PUCT approval is obtained but with conditions, commitments or requirements that impose a Burdensome Condition (as defined in the NEE Merger Agreement). NEE’s and Merger Sub’s obligations under the NEE Merger Agreement are not subject to any financing condition.  The bankruptcy court approved EFH Corp. and EFIH’s entry into the NEE Merger Agreement, the related termination fee, and the NEE Plan Support Agreement by order dated September 19, 2016.

Following approval of the NEE Merger Agreement by the bankruptcy court and until confirmation of the Amended New Plan by the bankruptcy court, EFH and EFIH may continue or have discussions or negotiations with respect to acquisition proposals for Reorganized EFH (x) with persons that were in active negotiation at the time of approval of the NEE Merger Agreement by the bankruptcy court and (y) with persons that submit an unsolicited acquisition proposal that is, or is reasonably likely to lead to, a Superior Proposal (as defined in the NEE Merger Agreement).

The NEE Merger Agreement may be terminated upon certain events, including, among other things:

•	by either party, if the NEE Merger is not consummated by March 26, 2017, subject to a 90-day extension under certain conditions; or

•

by EFH Corp. or EFIH, until the entry of the confirmation order of the Amended New Plan with respect to the EFH Debtors, if their respective board of directors or managers determines after consultation with its independent financial advisors and outside legal counsel, and based on advice of such counsel, that the failure to terminate the NEE Merger Agreement is inconsistent with its fiduciary duties; provided that a material breach of EFH Corp.’s or EFIH’s obligations under certain provisions of the NEE Merger Agreement has not provided the basis for such determination.

If the NEE Merger Agreement is terminated for certain reasons set forth therein and an alternative transaction is consummated by EFH or EFIH in which neither NEE nor any of its affiliates obtains direct or indirect ownership of approximately 80% of Oncor, then EFH and EFIH will pay a termination fee of $275,000,000 to NEE.

Following the execution and delivery of the NEE Merger Agreement, EFIH requested, pursuant to the NEE Merger Agreement, that Oncor Holdings and Oncor enter into a letter agreement (NEE Letter Agreement) with NEE and Merger Sub. The NEE Letter Agreement was executed on August 4, 2016 and sets forth certain rights and obligations of the Oncor Ring-Fenced Entities, NEE and Merger Sub to cooperate in the manner set forth therein with respect to initial steps to be taken in connection with the acquisition of Reorganized EFH (EFH Acquisition) and the other transactions described in the NEE Merger Agreement.

The NEE Letter Agreement is not intended to give NEE or Merger Sub, directly or indirectly, the right to control or direct the operations of any of the Oncor Ring-Fenced Entities prior to the receipt of all approvals required by the bankruptcy court, the PUCT and other governmental entities and the consummation of the EFH Acquisition and related transactions (if and when such transactions are consummated). In addition, Oncor Holdings and Oncor have not endorsed or approved any restructuring involving Oncor Holdings or Oncor or any other transaction proposed by NEE or Merger Sub involving Oncor Holdings or Oncor.

On October 29, 2016, we entered into an Interest Purchase Agreement (OMI Agreement) with T & D Equity Acquisition, LLC, a wholly-owned subsidiary of NEE (T&D Equity Acquisition) and Investment LLC pursuant to which T&D Equity Acquisition would purchase the 1,396,008 limited liability company interests of Oncor that Investment LLC owns in exchange for a purchase price of approximately $27 million.  The OMI Agreement contains various conditions precedent to consummation of the transactions contemplated thereby, including the consummation of the transactions contemplated by the NEE Merger Agreement.

On October 30, 2016, an affiliate of NEE entered into an Agreement and Plan of Merger (the TTI Merger Agreement) with Texas Transmission Holdings Corporation (the parent of Texas Transmission) and certain of its affiliates to purchase Texas Transmission's 19.75% equity interest in Oncor for approximately $2.4 billion.  The parties have agreed to use their best efforts to have the TTI Merger Agreement close contemporaneously with the NEE Merger. The TTI Merger Agreement also contains various conditions precedent to consummation of the transactions contemplated thereby, including a requirement that EFH Corp., subject to bankruptcy court approval, waive its rights of first refusal under the Investor Rights Agreement to purchase Texas Transmission's 19.75% equity interest in Oncor.

Notwithstanding these pending transactions, we cannot predict the ultimate outcome of the EFH Bankruptcy Proceedings, including whether the transactions contemplated by any Plan of Reorganization, including the EFH Acquisition, will (or when they will) close.  In this regard, we cannot predict how any reorganization of EFH Corp. and EFIH ultimately will impact Oncor or what form any change in indirect ownership of Oncor may take.  On September 19, 2016, the bankruptcy court approved the disclosure statement as it relates to the EFH Debtors.  The confirmation hearing for the New Plan of Reorganization as it relates to the EFH Debtors is scheduled to commence on December 1, 2016.

Regulatory Matters Related to EFH Bankruptcy Proceedings

In September 2015, Oncor and the Hunt Investor Group filed in PUCT Docket No. 45188 a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Sixth Amended Plan of Reorganization.  On March 24, 2016, the PUCT issued an order conditionally approving the joint application.  On April 18, 2016, the Hunt Investor Group and certain interveners in PUCT Docket No. 45188 filed motions for rehearing and on May 19, 2016, the PUCT denied such motions and the order became final.  The Hunt Investor Group filed a petition with the Travis County District Court on June 17, 2016 seeking review of the order.  We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 45188, particularly in  light of the termination of the Sixth Amended Plan of Reorganization and the other pending transactions discussed above.

In connection with PUCT Docket No. 45188, certain cities that have retained original jurisdiction over electric utility rates passed resolutions directing Oncor to file rate review proceedings.  For more information, see Note 3 – “City Rate Reviews”.

The NEE Merger Agreement contemplates that Oncor and NEE file a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Amended New Plan.  On October 31, 2016, Oncor and NEE filed that joint application in PUCT Docket No. 46238.

Settlement Agreement

In connection with the EFH Bankruptcy Proceedings, the EFH Debtors and various creditor parties entered into a settlement agreement (the Settlement Agreement) in August 2015 (as amended in September 2015) to compromise and settle, among other things (a) intercompany claims among the EFH Debtors, (b) claims and causes of actions against holders of first lien claims against TCEH and the agents under the TCEH Senior Secured Facilities, (c) claims and causes of action against holders of interests in EFH Corp. and certain related entities and (d) claims and causes of action against each of the EFH Debtors' current and former directors, the Sponsor Group, managers and officers and other related entities. The Settlement Agreement contemplates a release of such claims upon approval of the Settlement Agreement by the bankruptcy court, which approval was obtained in December 2015.

The Settlement Agreement settles substantially all inter-debtor claims through the effective date of the Settlement Agreement.  These settled claims include potentially contentious inter-debtor claims, including various potential avoidance actions and claims arising under numerous debt agreements, tax sharing agreements, and contested property transfers.  The release provisions of the Settlement Agreement took effect immediately upon the entry of the bankruptcy court order approving the Settlement Agreement. In this regard, substantially all of the potential affiliate claims, derivative claims and other types of disputes among affiliates (including claims against Oncor) have been resolved by bankruptcy court order.  Accordingly, we believe the Settlement Agreement resolves all affiliate claims against Oncor and its assets existing as of the effective date of the Settlement Agreement.

2.    EFH BANKRUPTCY PROCEEDINGS

On the EFH Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries that are members of the Texas Holdings Group, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the US Bankruptcy Code.  The Oncor Ring-Fenced Entities are not parties to the EFH Bankruptcy Proceedings.  We believe the “ring-fencing” measures discussed above mitigate our potential exposure to the EFH Bankruptcy Proceedings.  See Note 1 and below for further information regarding the EFH Bankruptcy Proceedings and the proposed change in control of Oncor’s indirect majority owner in connection with such proceedings.

The US Bankruptcy Code automatically enjoined, or stayed, us from judicial or administrative proceedings or filing of other actions against our affiliates or their property to recover, collect or secure our claims arising prior to the EFH Petition Date.  Following the EFH Petition Date, EFH Corp. received approval from the bankruptcy court to pay or otherwise honor certain prepetition obligations generally designed to stabilize its operations.  Included in the approval were the obligations owed to us representing our prepetition electricity delivery fees.  As of the EFH Petition Date, we estimated that our receivables from the Texas Holdings Group totaled approximately $129 million.  Since that time, we have collected $127 million of the prepetition amount.  We estimate any potential pre-tax loss resulting from the EFH Bankruptcy Proceedings to be immaterial.  A provision for uncollectible accounts from affiliates has not been established as of December 31, 2015.

Potential Change in Indirect Ownership of Oncor

As part of the EFH Bankruptcy Proceedings, on September 21, 2015, the EFH Debtors filed their fifth amended plan of reorganization (as such may be amended from time to time, Plan of Reorganization) and related amended disclosure statement (the Disclosure Statement).  Also on September 21, 2015, the bankruptcy court approved the Disclosure Statement and the EFH Debtors’ related Plan of Reorganization solicitation procedures.  The EFH Debtors solicited votes on the Plan of Reorganization and received significant support in favor of confirmation.  The EFH Debtors filed their sixth amended Plan of Reorganization on December 6, 2015 to address and resolve several issues raised by parties in interest and the bankruptcy court.  The bankruptcy court confirmed the EFH Debtors' sixth amended Plan of Reorganization by order dated December 9, 2015.  The EFH Debtors presently are seeking regulatory approvals for the transactions contemplated by the Plan of Reorganization, which approvals are conditions to the Plan of Reorganization effective date.  We cannot predict the outcome of these regulatory proceedings and whether the Plan of Reorganization will become effective.

In general, the Plan of Reorganization calls for a merger and investment structure that involves a tax-free deconsolidation of TCEH from EFH Corp., immediately followed by the acquisition of reorganized EFH Corp. financed by existing TCEH creditors and third party investors.  In this regard, the Plan of Reorganization provides for a series of transactions that would lead to a significant change in the indirect equity ownership of Oncor.  Under  the terms of the Plan of Reorganization, on the effective date, acquisition entities (Purchasers) controlled by an investor group (collectively, the Investor Group) consisting of certain unsecured creditors of TCEH and an affiliate of Hunt Consolidated, Inc. (Hunt), as well as certain other investors designated by Hunt to acquire (EFH Acquisition) reorganized EFH Corp. (Reorganized EFH), would acquire pursuant to a merger and purchase agreement direct or indirect equity interests in Reorganized EFH and EFIH that indirectly represent all of the outstanding equity interests in Oncor Holdings and at least 80.03% of the outstanding equity interests in Oncor.  As part of the transactions contemplated by the merger and purchase agreement, among other things, the Investor Group intends to raise up to $12.6 billion of equity and debt financing to invest in Reorganized EFH, and a successor to Reorganized EFH will be converted to a real estate investment trust (REIT) under the Internal Revenue Code.

In addition, and in connection with the merger and purchase agreement referred to above, at the request of and with the consent of EFIH, we and Oncor Holdings entered into a letter agreement with the Purchasers.  The letter agreement sets forth certain rights and obligations of the Oncor entities and the Purchasers to cooperate in the manner set forth therein with respect to initial steps to be taken in connection with the EFH Acquisition and the other transactions described in the merger and purchase agreement.

The letter agreement is not intended to give the Purchasers, directly or indirectly, the right to control or direct the operations of any Oncor entity prior to the receipt of all approvals required by the PUCT and other governmental entities and the consummation of the EFH Acquisition and related transactions (if and when such transactions are consummated).  In addition, Oncor Holdings and Oncor have not endorsed or approved any restructuring involving Oncor Holdings or Oncor or any other transaction proposed by the Purchasers involving Oncor Holdings or Oncor, and the parties acknowledge that further action will be required by Oncor Holdings and Oncor in order for any such restructuring or other transaction to be completed.

In connection with the proposed EFH Acquisition, EFH Corp. has taken the position that, unless the Purchasers have otherwise acquired, or entered into a definitive agreement with Texas Transmission for the acquisition of the equity interest in Oncor held by Texas Transmission at the consummation of the EFH Acquisition, certain of EFH Corp.’s  rights contained in the Investor Rights Agreement (Investor Rights Agreement), dated November 2008 among Oncor and certain of its direct and indirect equity holders, including EFH Corp. and Texas Transmission, would require Texas Transmission to sell its equity interest in Oncor to the Purchasers in connection with the EFH Acquisition. In this regard, in October 2015, EFH Corp. filed a complaint against Texas Transmission alleging breach of Texas Transmission’s obligations under the Investor Rights Agreement for failing to agree to sell its equity interest in Oncor in connection with the proposed EFH Acquisition.

The Purchasers have intervened in the pending litigation. The parties are in the process of conducting discovery and engaging in other pretrial matters.  We cannot predict the outcome of this pending litigation between EFH Corp. and Texas Transmission relating to the Investor Rights Agreement and the impact of such litigation on the EFH Acquisition and related transactions.

As a general matter, although the Plan of Reorganization has been confirmed by the Bankruptcy Court, we cannot predict the ultimate outcome of the EFH Bankruptcy Proceedings, including whether the transactions contemplated by the Plan of Reorganization will (or when they will) close. In addition, the transactions are subject to customary closing conditions, including receipt of all applicable regulatory approvals.  In this regard in September 2015, Oncor and the Purchasers filed a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Plan of Reorganization, and a ruling with respect to such application is expected by late March 2016.  Regulatory approvals with respect to those transactions were the subject of an  application filed by Oncor and the Purchasers with FERC.  FERC issued an order conditionally approving the transactions on December 4, 2015. As indicated above, PUCT approval remains pending, and there can be no assurance if or when the required regulatory approval will be obtained or if the conditions to any such approval will be acceptable to the Purchasers.

In addition, in connection with the EFH Bankruptcy Proceedings, the EFH Debtors and various creditor parties entered into a settlement agreement (the Settlement Agreement) in August 2015 (as amended in September 2015) to compromise and settle, among other things (a) intercompany claims among the EFH Debtors, (b) claims and causes of actions against holders of first lien claims against TCEH and the agents under the TCEH Senior Secured Facilities, (c) claims and causes of action against holders of interests in EFH Corp. and certain related entities and (d) claims and causes of action against each of the EFH Debtors' current and former directors, the Sponsor Group, managers and officers and other related entities.  The Settlement Agreement contemplates a release of such claims upon approval of the Settlement Agreement by the Bankruptcy Court, which would remain in effect whether or not the EFH Acquisition is completed or the Plan of Reorganization becomes effective.  The Bankruptcy Court approved the Settlement Agreement in December 2015.

The Settlement Agreement settles substantially all inter-debtor claims through the effective date of the Settlement Agreement.  These settled claims include potentially contentious inter-debtor claims, including various potential avoidance actions and claims arising under numerous debt agreements, tax sharing agreements, and contested property transfers.  The release provisions of the Settlement Agreement took effect immediately upon the entry of the Bankruptcy Court order approving the Settlement Agreement and are not contingent upon either the Plan of Reorganization becoming effective or the closing of the EFH Acquisition.  Accordingly, substantially all of the potential affiliate claims, derivative claims and other types of disputes among affiliates (including claims against Oncor) have been resolved by bankruptcy court order.  Accordingly, we believe the Settlement Agreement resolves all affiliate claims against Oncor and its assets existing as of the effective date of the Settlement Agreement.

The EFH Bankruptcy Proceedings continue to be a complex litigation matter and the full extent of potential impacts on Oncor remains unknown.  We will continue to evaluate our affiliate transactions and contingencies throughout the EFH Bankruptcy Proceedings to determine any risks and resulting impacts on our results of operations, financial statements and cash flows.

See Note 12 for details of our related-party transactions with members of the Texas Holdings Group.